Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)
Cost of services [Member]
Allocated share-based compensation expenses	$ 6	¥ 35	¥ 102	¥ 239
Sales and marketing expenses [Member]
Allocated share-based compensation expenses	38	235	678	1,555
General and administrative expenses [Member]
Allocated share-based compensation expenses	$ 3,738	¥ 23,177	¥ 29,463	¥ 3,911